EMPLOYEE BENEFIT PLANS (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2016	$ 196,000
2017	120,000
2018	120,000
2019	120,000
2020 and thereafter	278,000
Future Expected Contributions Due Total	$ 834,000